American Beacon FUNDSSM

American Beacon Treasury Inflation Protected Securities Fund
Supplement dated March 8, 2012
to the
Prospectus dated March 1, 2011
The information below supplements the Prospectus dated March 1, 2011.

American Beacon Treasury Inflation Protected Securities Fund
In the “Fees and Expenses of the Fund” section on page 1 of the Prospectus, the Annual Fund Operating Expenses table is deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Beacon Treasury Inflation Protected Securities Fund	A	C	Institutional		Y	Investor
Share classes	A	C	Institutional		Y	Investor
Management fees	0.12%	0.12%	0.12%		0.12%	0.12%
Distribution and/or service (12b-1) fees	0.25%	1.00%	none		none	none
Other expenses	0.62%	0.65%	0.23%		0.48%	0.63%
Total annual fund operating expenses	0.99%	1.77%	0.35%		0.60%	0.75%
Expense Reduction and/or Reimbursement			0.10%	[1]		0.06%
Total annual fund operating expenses after expense reduction and reimbursements			0.25%			0.69%	[2]
[1]	The Manager has contractually agreed to reduce Other Expenses for the Institutional Class in an amount equal to 0.10% of the average daily net assets of that class through May 1, 2013. The administrative services fee reduction can be changed only by approval of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[2]	Total annual fund operating expenses after expense reduction and reimbursements have been restated to reflect the current contractual expense arrangement. The Manager has contractually agreed to reimburse the Investor Class of the Fund for Other Expenses through May 1, 2013 to the extent that Total Annual Fund Operating Expenses exceed 0.69% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can only be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000809593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 8, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 8, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Supplement [Text Block]	abf809593_SupplementTextBlock
American Beacon FUNDSSM

American Beacon Treasury Inflation Protected Securities Fund
Supplement dated March 8, 2012
to the
Prospectus dated March 1, 2011
The information below supplements the Prospectus dated March 1, 2011.

American Beacon Treasury Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abf809593_SupplementTextBlock	In the “Fees and Expenses of the Fund” section on page 1 of the Prospectus, the Annual Fund Operating Expenses table is deleted and replaced with the following:
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
American Beacon Treasury Inflation Protected Securities Fund | A
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	A
Management fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Expense Reduction and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after expense reduction and reimbursements	rr_NetExpensesOverAssets
American Beacon Treasury Inflation Protected Securities Fund | C
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	C
Management fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.77%
Expense Reduction and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after expense reduction and reimbursements	rr_NetExpensesOverAssets
American Beacon Treasury Inflation Protected Securities Fund | Institutional
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	Institutional
Management fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.35%
Expense Reduction and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[1]
Total annual fund operating expenses after expense reduction and reimbursements	rr_NetExpensesOverAssets	0.25%
American Beacon Treasury Inflation Protected Securities Fund | Y
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	Y
Management fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.48%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
Expense Reduction and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after expense reduction and reimbursements	rr_NetExpensesOverAssets
American Beacon Treasury Inflation Protected Securities Fund | Investor
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	Investor
Management fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Expense Reduction and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%
Total annual fund operating expenses after expense reduction and reimbursements	rr_NetExpensesOverAssets	0.69%	[2]

[1]	The Manager has contractually agreed to reduce Other Expenses for the Institutional Class in an amount equal to 0.10% of the average daily net assets of that class through May 1, 2013. The administrative services fee reduction can be changed only by approval of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[2]	Total annual fund operating expenses after expense reduction and reimbursements have been restated to reflect the current contractual expense arrangement. The Manager has contractually agreed to reimburse the Investor Class of the Fund for Other Expenses through May 1, 2013 to the extent that Total Annual Fund Operating Expenses exceed 0.69% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can only be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.